Cover	Oct. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2025
Entity File Number	001-39832
Entity Registrant Name	Great Elm Group, Inc.
Entity Central Index Key	0001831096
Entity Tax Identification Number	85-3622015
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3801 PGA Boulevard
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	GEG
Security Exchange Name	NASDAQ
7.25% Notes due 2027
Title of 12(b) Security	7.25% Notes due 2027
Trading Symbol	GEGGL
Security Exchange Name	NASDAQ